Income tax expense/(benefit) - Current Income Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income tax expense/(benefit)
Current income tax receivables	$ 2,250	$ 3,755	$ 1,174
Current income tax payables	(49,879)	(75,612)	(70,008)
Current tax liabilities (assets), net	$ (47,629)	$ (71,857)	$ (68,834)	$ (68,706)